MEZZANINE EQUITY - Company's Series A Preferred Shares activities (Details) - Series A Convertible Preferred Shares	12 Months Ended
Dec. 31, 2020 CNY (¥)
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	¥ 29,751,569
Conversion to shares	(33,042,477)
Foreign currency translation adjustment	¥ 3,290,908
Ending balance